Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Summary of Total Purchase Consideration And Identified Assets And Liabilities
The following table summarizes the total purchase consideration and the identified assets and liabilities that were separately recognized in the purchase price allocation.

	Carrying value of net assets acquired (excluding acquired cash)	Purchase price allocation	Fair value
Inventories	91,812	11,529	103,341
Trade and other receivables	132,418	—	132,418
Current assets	224,230	11,529	235,759
Property, plant and equipment	13,077		13,077
Intangible assets	1,542	3,520	5,062
Other non-current assets	494	—	494
Non-current assets	15,113	3,520	18,633
Total Assets	239,343	15,049	254,392
Trade and other payables	151,624	—	151,624
Short-term debt	6,738	—	6,738
Deferred tax liabilities	16,199	—	16,199
Current liabilities	174,561	—	174,561
Deferred tax liabilities	4,428	—	4,428
Other non-current liabilities	10,699	—	10,699
Non-current liabilities	15,127	—	15,127
Total liabilities	189,688	—	189,688
Identified net assets	49,655	15,049	64,704
Cash acquired			81,075
			145,779
Total consideration			(36,500)
Gain bargain purchase			109,279

Schedule of Estimated Future Amortization Expense Associated With Intangible Assets Acquired	Estimated future amortization expense associated with the intangible assets acquired SEAS at December 31, 2012 is as follows:

2013	1,012
2014	1,012
2015	1,012

Schedule of Pro Forma Information
The pro forma information presented below (in thousands, except per share data) does not necessarily reflect the actual results that would have occurred had the companies been combined during the periods presented, nor is it necessarily indicative of the future results of operations of the combined companies.

	December 31,
	2009	2010
Net sales	808,042	1,571,357
Net income	(185,001)	271,240
Basic earnings per share	€(3.27)	€2.40
Diluted earnings per share	€(3.27)	€2.33